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                         SEWARD & KISSEL
                     One Battery Park Plaza
                      New York, N.Y.  10004

                    Telephone: (212) 574-1200
                    Facsimile: (212) 480-8421

                   Writer's Direct Dial Number
                         (212) 574-1257


                                  February 6, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


         Re:  AFD Exchange Reserves
              File Nos. 33-74230 and 811-08294


Dear Sirs:

         This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from those filed in the most recent post-effective amendment, the text of which was filed electronically.


                                  Very truly yours,


                                  /s/ Dominick H. Answini















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